Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Raw materials and supplies	$ 24	$ 38
Work in progress	316	43
Finished goods	584	24
Provision for impairment	(24)	(24)
Inventory current	900	81	$ 180
Raw materials and supplies	589	589
Finished goods	12	12
Provision for impairment of raw materials and supplies	(601)	(601)
Inventory non current			$ 260